Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
Dates
30-Apr-2024
Actual/360 Days
30
30/360 Days
30
15-May-2024
15-May-2024
Collection Period No.
18
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Apr-2024
13-May-2024
14-May-2024
15-May-2024
15-Apr-2024
15-Apr-2024
Summary
Beginning
Balance
0.00
111,986,901.26
657,000,000.00
124,000,000.00
Principal
Payment
0.00
45,160,940.60
0.00
0.00
Ending
Balance
0.00
66,825,960.66
657,000,000.00
124,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
65.167302
0.000000
0.000000
Initial
Balance
393,170,000.00
693,000,000.00
657,000,000.00
124,000,000.00
Note
Factor
0.000000
0.096430
1.000000
1.000000
892,986,901.26
847,825,960.66
45,160,940.60
T
otal Note Balance
1,867,170,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,876,034.84
940,862,936.10
103,841,004.79
1,044,703,940.89
47,876,034.84
895,701,995.50
98,710,878.00
994,412,873.50
47,871,393.47
1,915,041,393.47
221,029,289.69
2,136,070,683.16
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,871,393.47
47,876,034.84
47,876,034.84
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.260000%
5.210000%
5.250000%
Interest Payment
0.00
490,875.92
2,852,475.00
542,500.00
Interest per
$1000 Fac
e
Amount
0.000000
0.708335
4.341667
4.375000
Interest & Principal
Payment
0.00
45,651,816.52
2,852,475.00
542,500.00
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
65.875637
4.341667
4.375000
$49,046,791.52
T
otal
$3,885,850.92

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
53,539,895.92
0.00
53,539,895.92
47,817,923.15
4,067,165.13
580,999.03
867,927.56
0.00
0.00
205,881.05
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
870,586.62
0.00
0.00
3,885,850.92
0.00
0.00
45,160,940.60
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
53,539,895.92
3,622,517.78
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
870,586.62
0.00
0.00
0.00
870,586.62
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
3,885,850.92
0.00
490,875.92
2,852,475.00
542,500.00
0.00
0.00
0.00
0.00
0.00
3,885,850.92
0.00
490,875.92
2,852,475.00
542,500.00
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,885,850.92
3,885,850.92
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
45,160,940.60
0.00
0.00
0.00
45,160,940.60
Aggregate Principal Distributabl
e
Amount
45,160,940.60
45,160,940.60
0.00

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,787,603.48
0.00
4,787,603.48
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
19,624.09
186,256.96
205,881.05
4,787,603.48
0.00
19,624.09
19,624.09
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
Pool Statistics
Pool Data
4.55%
37.45
31.51
Cutoff Date Pool Balance
Amount
2,136,070,683.16
Pool Balance beginning of Collection Period
1,044,703,940.89
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
994,412,873.50
37,401
38,411
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
55,476
30,986,962.52
16,830,960.63
0.00
2,473,144.24
Pool Factor
46.55%
4.40%
53.57
13.45

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
37,401
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.27%
1.24%
0.37%
0.13%
100.00%
977,163,852.25
12,321,531.93
3,672,272.17
1,255,217.15
994,412,873.50
36,992
294
88
27
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.496%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
16,699.45
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.332%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
20,306,533.26
1,056,358.99
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
67
1,216
Losses
(1)
Amount
2,473,144.24
576,604.42
840,180.83
Number of Receivables
Number of Receivables
Amount
47,334,209.47
16,213,167.59
10,814,508.62
Current
Cumulative
0.951%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.243%
Prior Collection Period
1.226 % Second Prior
Collection
Period
1.713
%
Third
Prior
Collection
Period
1.145%